INVENTORIES (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Inventory, Net	$ 0	$ 60,825
Clean coal [Member}
Inventory, Net	0	45,426
Raw Materials [Member]
Inventory, Net	$ 0	$ 15,399